Balance Sheet	Jan. 26, 2021 USD ($)
Current assets
Cash	$ 1,682,128
Prepaid expenses	25,200
Total Current Assets	1,707,328
Cash held in Trust Account	414,000,000
TOTAL ASSETS	415,707,328
Current liabilities
Accrued offering costs	364,451
Promissory note - related party	7,000
Total Current Liabilities	371,451
Deferred underwriting fee payable	14,490,000
Forward Purchase Agreement (FPA) liability	3,752,168
Warrant liabilities	54,821,479
Total Liabilities	73,435,098
Commitments and Contingencies
Class A ordinary shares subject to possible redemption, 41,400,000 shares at $10 per share redemption value	414,000,000
Shareholders' Deficit
Preference shares, $0.0001 par value; 1,000,000 shares authorized; no shares issued and outstanding	0
Additional paid-in capital	0
Accumulated deficit	(71,729,005)
Total Shareholders' Deficit	(71,727,770)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	415,707,328
Common Class A
Shareholders' Deficit
Common stock value	0
Common Class B
Shareholders' Deficit
Common stock value	$ 1,235